Amounts Receivable (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Amounts Receivable [Abstract]
Amounts Receivable

	December 31, 2021	December 31, 2020

GST/HST receivable	$722	$604

Other receivable	155	193

Total	$877	$797